May 2, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Smith Barney Investment Trust (the “Trust”)
Securities Act File No. 033-43446
Investment Company Act File No. 811-06444

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses and Statement of Additional Information for the Trust, in respect of Smith Barney S&P 500 Index Fund does not differ from that contained in Post-Effective Amendment No. 55 filed on April 28, 2005, which became effective on April 30, 2005.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Michael Kocur

Michael Kocur

Assistant Secretary